PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Depreciation and amortization	$ 41,635	$ 38,404